Property, plant and equipment -impairment of carrying amount of impaired asset (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Base discount rate for VIU calculations, net of tax	6.00%
Carrying amount after impairment	$ 13,813	$ 11,578
Net impairement loss (Reversal)	$ (367)	(1,381)
High range value [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Derived pretax Discount rate range	12.00%
Low range value [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Derived pretax Discount rate range	7.00%
Exploration & Production Norway (E&P) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net impairement loss (Reversal)	$ 604	906
VIU [Member] | North Africa [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	451	0
Net impairement loss (Reversal)	(126)	0
VIU [Member] | North America, offshore Gulf of Mexico [Member] | Conventional assets [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	3,989	1,200
Net impairement loss (Reversal)	(246)	(17)
VIU [Member] | North America [member] | Unconventional assets [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	5,771	5,017
Net impairement loss (Reversal)	762	(1,266)
VIU [Member] | Exploration & Production Norway (E&P) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	1,966	2,169
Net impairement loss (Reversal)	(201)	(826)
VIU [Member] | Marketing, Midstream and Processing (MMP) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	403	263
Net impairement loss (Reversal)	(155)	(48)
FVLCOD [Member] | North Africa [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	0
Net impairement loss (Reversal)	0	0
FVLCOD [Member] | North America, offshore Gulf of Mexico [Member] | Conventional assets [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	0
Net impairement loss (Reversal)	0	0
FVLCOD [Member] | North America [member] | Unconventional assets [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	1,422
Net impairement loss (Reversal)	0	856
FVLCOD [Member] | Exploration & Production Norway (E&P) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	1,232	1,507
Net impairement loss (Reversal)	(402)	(80)
FVLCOD [Member] | Marketing, Midstream and Processing (MMP) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	0
Net impairement loss (Reversal)	$ 0	$ 0